Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 3,336	$ 3,288
Accumulated depreciation		1,749	1,537
Impairment of fixed assets	[1]	1,426
Property and equipment, net		161	1,751
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		827	799
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,938	1,915
Computers and auxiliary equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 571	$ 574

[1]	impairment of fixed assets